Loans Receivable (Activity in the Primary Segments of the Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	$ 1,200	$ 1,114
Charge-offs	(1,124)
Provision	891	86
Balance,	967	1,200
Real Estate: [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	738	689
Charge-offs	(762)
Provision	1,133	49
Balance,	801	738
One-to-four-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	583	610
Charge-offs	(810)
Provision	852	(27)
Balance,	625	583
Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	29	9
Provision	6	20
Balance,	35	29
Non-residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	92
Provision	(25)	92
Balance,	67	92
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,		22
Provision		(19)
Balance,	3	3
Home equity and second mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	31	48
Charge-offs	(260)
Provision	300	(17)
Balance,	71	31
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	459	410
Charge-offs	(50)
Provision	(245)	49
Balance,	164	459
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	3	15
Charge-offs	(4)
Provision	3	(12)
Balance,	$ 2	$ 3